Note 11 - Computation of Earnings per Share in Euro (Detail) - € / shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [Abstract]
Basic earnings per share	[1],[2]	€ (2.71)	€ (0.01)	€ (0.53)
Diluted earnings per share	[1],[2]	€ (2.71)	€ (0.01)	€ (0.53)

[1]	Earnings were adjusted by EUR330million before tax and EUR292million and EUR298million net of tax for the coupons paid on Additional Tier 1 Notes in April 2019, April 2018 and April 2017. Since 2019 the tax impact is recognized in net income (loss) directly. In accordance with IAS33 the coupons paid on Additional Tier1 Notes are not attributable to Deutsche Bank shareholders and therefore need to be deducted in the calculation. This adjustment created a net loss situation for Earnings per Common Share for 2018.
[2]	The number of average basic and diluted shares outstanding has been adjusted for all periods before April 2017 in order to reflect the effect of the bonus component of subscription rights issued in April 2017 in connection with the capital increase.